Fair Value of Financial Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Change in fair value of embedded features	$ 203,000	$ 203,000
Percentage of probability of the convertible notes maturity	0.00%
Percentage of probability of equity financing maturity	100.00%
Percentage of probability of default change in control or dissolution	0.00%
Warrant liability	$ 245,341	$ 0